Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Detailed Information About Future Aggregate Minimum Payments Under Research And Development Commitments [Abstract]
Summary of Future Aggregate Minimum Payments Under Research and Development Commitments
Commitment for the minimum payments in relation to the
non-cancellable
service contracts are payable as follows:

	2020	2019
	€	€
Within one year	8,898,000	4,005,200
Later than one year but not later than five years	2,453,000	1,008,500

	11,351,000	5,013,700